Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current Assets:
Cash	$ 31,511	$ 49,830
Accounts receivable	6,120	0
Prepaid expenses	35,557	20,514
Total current assets	73,188	70,344
Property and equipment, net	201	403
Right of use asset, operating lease	19,576	22,989
Intangible assets, net	40,446	48,580
Rental inventory, net	525,033	543,737
Total Assets	658,444	686,053
Current Liabilities:
Accounts payable and accrued liabilities	182,725	113,026
Note payable – related party, current	100,000	0
Notes payable – current	157,974	57,974
Right of use liability, operating lease, current	19,576	22,989
Total current liabilities	460,275	193,989
Notes payable – related party, non-current	110,000	0
Notes payable – non current	0	199,996
Total Liabilities	570,275	393,985
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.001 par value 25,000,000 shares authorized, 10,758,234 and 10,721,568 shares issued and outstanding, respectively	10,758	10,721
Additional paid-in capital	8,260,792	7,841,135
Subscription payable	142,000	262,000
Accumulated deficit	(8,316,789)	(7,818,388)
Total Stockholders' equity attributable to GenFlat Holdings, Inc.	96,761	295,468
Noncontrolling interest	(8,592)	(3,400)
Total stockholders’ equity	88,169	292,068
Total Liabilities and Stockholders' Equity	$ 658,444	$ 686,053